Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 43 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2012 and 2011, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2012.

Condensed Statements of Condition
	December 31,
(In thousands)	2012	2011
ASSETS
Cash and due from banks (includes $915 due from bank subsidiary (2011 - $6,172))	$1,103	$6,365
Money market investments (2011 - includes $24,061 due from bank subsidiary)	18,574	42,239
Trading account securities	1,259	-
Investment securities available-for-sale, at fair value (includes $38,675 in securities from affiliate
at fair value (2011 - $35,700))[1]	42,383	35,700
Investment securities held-to-maturity, at amortized cost (includes $185,000 in subordinated
notes from BPPR)	185,000	185,000
Other investment securities, at lower of cost or realizable value (includes $9,725 in common
securities from statutory trusts)[2]	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,809,521	2,626,951
Investment in Popular North America and subsidiaries, at equity	1,244,732	1,146,676
Investment in other non-bank subsidiaries, at equity	231,704	213,660
Advances to subsidiaries	230,300	193,900
Loans to affiliates[1]	53,589	53,214
Other loans	2,191	2,501
Less - Allowance for loan losses	241	8
Premises and equipment	2,495	2,533
Investment in equity method investees[1]	93,128	195,193
Other assets (includes $2,007 due from subsidiaries and affiliate (2011 - $3,237))[1]	21,876	24,750
Total assets	$4,948,464	$4,739,524

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$$790,282	$$760,849
Other liabilities (includes $1,558 due to subsidiaries and affiliate (2011 - $2,023))[1]	48,182	59,922
Stockholders’ equity	4,110,000	3,918,753
Total liabilities and stockholders’ equity	$4,948,464	$4,739,524
[1] Refer to Note 30 to the consolidated financial statements for the effect of eliminations on transactions with EVERTEC, Inc. (affiliate).
[2] Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Year ended December 31,
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$5,000	$20,000	$168,100
Interest income (includes $22,891 due from subsidiaries and affiliates (2011 - $24,800;
2010 - $30,543))[1]	23,038	25,145	31,261
Gain on sale of processing and technology business	-	-	640,802
Earnings from investments in equity method investees[1]	40,505	14,186	3,402
Other operating income (loss)	1,461	8,959	(120)
Trading account profit	214	-	-
Total income	70,218	68,290	843,445
Expenses:
Interest expense	95,898	94,615	111,809
Provision for loan losses	404	-	-
Loss on early extinguishment of debt	-	8,000	15,750
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $9,487 (2011 - $8,459; 2010 - $7,339)), net of reimbursement by subsidiaries for services
provided by parent of $58,577 (2011 - $56,671; 2010 - $49,556)	1,705	1,066	35,923
Total expenses	98,007	103,681	163,482
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(27,789)	(35,391)	679,963
Income taxes	1,702	2,786	80,444
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(29,491)	(38,177)	599,519
Equity in undistributed earnings (losses) of subsidiaries	274,766	189,502	(462,118)
Net income	$245,275	$151,325	$137,401
Comprehensive income, net of tax	$184,955	$114,738	$160,649

Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2012	2011	2010
Cash flows from operating activities:
Net income	$245,275	$151,325	$137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(274,766)	(189,502)	462,118
Provision for loan losses	404	-	-
Net accretion of discounts and amortization of premiums and deferred fees	29,058	25,042	21,282
Earnings from investments under the equity method	(40,505)	(14,186)	(3,402)
Deferred income tax (benefit) expense	(14,109)	13,965	8,831
(Gain) loss on:
Sale of equity method investments	-	(5,493)	-
Sale of processing and technology business, net of transaction costs	-	-	(616,186)
Net (increase) decrease in:
Trading securities	(1,259)	-	-
Other assets	9,351	7,563	7,263
Net increase (decrease) in:
Interest payable	-	(3,467)	(528)
Other liabilities	2,581	(84,434)	42,578
Total adjustments	(289,245)	(250,512)	(78,044)
Net cash (used in) provided by operating activities	(43,970)	(99,187)	59,357
Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(42,237)	49
Purchases of investment securities:
Available-for-sale	-	-	(35,000)
Held-to-maturity	-	(37,093)	(52,796)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Held-to-maturity	-	62,980	297,747
Capital contribution to subsidiaries	(103,500)	-	(1,345,000)
Net (increase) decrease in advances to subsidiaries and affiliates	(36,400)	226,546	(366,394)
Net repayments (disbursements) on other loans	138	(131)	(56)
Return of capital from equity method investments	150,194	-	-
Net proceeds from sale of equity method investments	-	(10,690)	-
Net proceeds from sale of processing and technology business	-	-	617,976
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds from sale of:
Premises and equipment	73	135	183
Foreclosed assets	-	-	74
Net cash provided by (used in) investing activities	33,479	198,916	(884,107)
Cash flows from financing activities:
Net increase (decrease) in:
Other short-term borrowings	-	-	(24,225)
Payments of notes payable and subordinated notes	-	(100,000)	(250,000)
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depositary shares	-	-	1,100,155
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Return of capital	-	1,514	-
Net cash provided by (used in) financing activities	5,229	(95,002)	825,214
Net (decrease) increase in cash and due from banks	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	$1,103	$6,365	$1,638

Popular, Inc. (parent company only) received net capital distributions from its direct equity method investees amounting to $155 million for the year ended December 31, 2012, which included dividend distributions of $5 million.

Notes payable represent junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III. Refer to Note 22 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2012:

Year	(In thousands)
2013	$-
2014	-
2015	-
2016	-
2017	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(436,530)
Total	$790,282